Expense Example, No Redemption - Ashmore Emerging Markets Corporate Income ESG Fund	Institutional 1 year	Institutional 3 years	Class A 1 year	Class A 3 years	Class C 1 year	Class C 3 years
USD ($)	89	573	510	1,023	190	875